4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 5) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Average balance									$ 3,632	$ 6,919
Interest income	$ 14,573	$ 13,855	$ 13,272	$ 12,467	$ 12,594	$ 12,510	$ 12,011	$ 11,320	134	232
Construction and land development
Average balance									156	285
Interest income									0	1
Commercial Real Estate
Average balance									1,244	5,241
Interest income									46	181
Consumer Real Estate
Average balance									629	728
Interest income									26	26
Commercial and industrial loans (except those secured by real estate)
Average balance									1,594	642
Interest income									62	24
Consumer and other
Average balance									9	23
Interest income									$ 0	$ 0